Roxbury/Mar Vista Strategic Growth Fund (Prospectus Summary) | Roxbury/Mar Vista Strategic Growth Fund
SUMMARY SECTION - Roxbury/Mar Vista Strategic Growth Fund
Investment Objective
The Roxbury/Mar Vista Strategic Growth Fund (the "Strategic Growth Fund" or the "Fund") seeks superior long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Strategic Growth Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Roxbury/Mar Vista Strategic Growth Fund Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load)	none
Maximum sales charge imposed on reinvested dividends (and other distributions)	none
Redemption fee (as a percentage of amounts redeemed within 60 days of purchase)	0.75%
Exchange fee (as a percentage of amounts exchanged within 60 days of purchase)	0.75%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Roxbury/Mar Vista Strategic Growth Fund Institutional Shares
Management fees		0.75%
Distribution (12b-1) and/or Shareholder Service fees		none
Other expenses		4.10%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	4.86%
Fee Waivers/Expense Reimbursements	[2]	(3.95%)
Total Annual Fund Operating Expenses After Fee Waivers/ Expense Reimbursements	[2]	0.91%
[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[2]	The investment adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Strategic Growth Fund to limit the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses ("Excludable Expenses") to 0.90%. Excludable Expenses are expected to exceed 0.90%. The waivers and reimbursements will remain in effect through November 1, 2014 unless terminated sooner by mutual agreement of the Fund's Board of Trustees and the investment adviser.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through November 1, 2014). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Roxbury/Mar Vista Strategic Growth Fund Institutional Shares	93	716	1,771	4,422

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 27%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Strategic Growth Fund, under normal market conditions, invests in equity securities that are judged by the Fund's sub-adviser, Mar Vista Investment
Partners, LLC ("Mar Vista"), to have strong growth characteristics and that are undervalued in the marketplace. Under normal circumstances, the Fund will invest primarily (at least 65% of its net assets) in large capitalization securities with a market capitalization which at the time of purchase is consistent with the capitalization ranges of the Russell 1000® Growth Index and S&P 500® Index
("large-cap companies"). The Fund may also invest up to 35% in securities of companies in other capitalization ranges, including small and mid-capitalization stocks.

In selecting securities, Mar Vista, seeks to invest in large-cap businesses that it believes can grow excess returns on capital into the future and which Mar
Vista believes trade at a discount to the value of the companies. Mar Vista utilizes a bottom-up stock selection process to identify growth businesses with a sustainable competitive advantage.

Mar Vista generally sells stocks when it believes the risk/reward characteristics turn negative, the fundamentals deteriorate, a more attractive investment is identified, or it achieves Mar Vista's estimate of fair value.

The Fund maintains a portfolio of approximately 30-50 stocks. However, the actual amount of the portfolio holdings may vary due to market conditions.
Holdings are generally spread across a number of industries/sectors but may have a higher concentration in sectors that Mar Vista believes have greater investment opportunities.

The Fund may purchase securities of companies engaged in initial public offerings ("IPOs").

The Fund may from time to time invest in foreign securities including American
Depositary Receipts.

As of June 30, 2012, the range of market capitalizations represented by companies in the Russell 1000® Growth Index was between $300 million and $546 billion and, as of September 30, 2012, the S&P 500® Index had a minimum market capitalization of $4 billion. Due to market price adjustments or other events after the time of purchase, it is possible that a company's market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a large capitalization for purposes of the 65% policy.
PRINCIPAL RISKS
An investment in the Fund is subject to the principal risks summarized below, which are further described under "Additional Risk Information."

• It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

• The Fund's share price will fluctuate in response to changes in market value of the Fund's underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

• Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. If Mar Vista's assessment of a company's prospects for earnings growth or how other investors will value the company's earnings growth is incorrect, the price of the stock may fail to reach the value Mar Vista has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

• Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small-cap and mid-cap companies may also be more difficult to value than large-cap companies.

• Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and of any income or distributions the Fund may receive on those securities.
Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.

• The price of securities purchased in IPOs can be very volatile. The effect of
IPO investments on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the
Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.

• The performance of the Fund will depend on whether or not Mar Vista is successful in pursuing the Fund's investment strategies.
PERFORMANCE INFORMATION
Performance information is not available for the Fund because it has not yet been in operation for a full calendar year. When available, the performance information will give you some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.